Schedule I - CONSOLIDATED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 39,126	$ 26,326	$ 22,679	$ 18,915
Prepaid expenses and other receivables	2,534	2,967
Total current assets	59,771	46,865
Long-term assets
Accumulated earnings of joint ventures	3,270	0
Total long-term assets	953,029	976,175
Total assets	1,012,800	1,023,040
Current liabilities
Current portion of long-term debt	44,660	45,458
Trade payables	533	529
Amounts due to owners and affiliates	2,513	2,301
Derivative instruments	2,907	259
Accrued liabilities and other payables	11,164	7,458
Total current liabilities	63,253	57,180
Long-term liabilities
Accumulated losses of joint ventures	0	2,808
Long-term debt	412,301	390,087
Loans and promissory notes due to owners and affiliates	8,792	39,292
Derivative instruments	12,028	2,438
Total long-term liabilities	448,037	445,423
Total liabilities	511,290	502,603
Total equity	501,510	520,437	$ 474,659	$ 364,790
Total liabilities and equity	1,012,800	1,023,040
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	6,934	7,006
Current portion of net investment in direct financing lease	25,597	0
Promissory note from subsidiaries	123,248	123,248
Prepaid expenses and other receivables	224	14
Total current assets	156,003	130,268
Long-term assets
Accumulated earnings of joint ventures	3,270	0
Loans to subsidiaries	260,636	0
Investments in subsidiaries	449,570	433,088
Total long-term assets	713,476	433,088
Total assets	869,479	563,356
Current liabilities
Current portion of long-term debt	25,597	0
Trade payables	52	56
Amounts due to owners and affiliates	398	417
Derivative instruments	1,821	0
Accrued liabilities and other payables	3,155	346
Total current liabilities	31,023	819
Long-term liabilities
Accumulated losses of joint ventures	0	2,808
Long-term debt	318,650	0
Loans and promissory notes due to owners and affiliates	8,792	39,292
Derivative instruments	9,504	0
Total long-term liabilities	336,946	42,100
Total liabilities	367,969	42,919
Total equity	501,510	520,437
Total liabilities and equity	$ 869,479	$ 563,356